Related Party Transactions	12 Months Ended
Mar. 04, 2017
Related Party Transactions
Related Party Transactions

23. Related Party Transactions

There were receivables from related parties of $34 and $48 at March 4, 2017 and February 27, 2016, respectively.

As contemplated by the pending Merger with WBA, on December 31, 2015, the Board of Directors of the Company approved the adoption of a retention and severance program upon the recommendation of the Compensation Committee of the Board (the “Committee”), which was advised by the Committee’s independent compensation consultant, to enhance employee retention and corporate performance through the closing of the Merger, and authorized the Company to enter into individual retention award agreements with certain of its executive officers. The individual retention award agreements provide for the lump-sum payment of the retention award on the one hundred twentieth day following the closing of the Merger (the “retention date”), subject to continued employment through such retention date or upon the earlier termination of the recipient’s employment by the Company without “cause” or by the recipient for “good reason” (as such terms are defined in the Company’s 2014 Omnibus Equity Plan) (each referred to as a “qualifying termination”). The Company executed retention award agreements on December 31, 2015 with certain Company executive officers, which provided for the grant of retention awards under the terms described above and, for tax planning purposes, provide for the accelerated payment of the executive’s fiscal year 2016 bonus in 2015, the accelerated lapse of restrictions on certain time-based restricted stock awards in 2015 and, to the extent necessary for one executive officer, the accelerated payment of the retention award in 2015, in each case subject to repayment requirements on the part of the executive if the executive would not have otherwise become entitled to such payments. During fiscal 2016, the Company made advance payments to certain executives of $500 for retention bonuses and $1,778 of fiscal 2016 performance bonuses for tax planning purposes.